Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,437	£ 2,434
Assessment & Qualifications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,369	1,355
Virtual Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	426	419
English Language Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	246	255
Workforce Skills [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	330	337
Higher Education [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 66	£ 68